SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 7:-	SEGMENT INFORMATION

a.	The following segment identification is identical to the segment used in the latest annual consolidated financial report.

b.	The following presents segment results of operations for the six months ended June 30, 2013 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$11,895	$38,508	$50,403
Intersegments revenues	(5,023)	-	(5,023)

Revenues from external customers	$6,872	$38,508	$45,380

Segments operating income	$1,551	$1,587	$3,138

Segments assets	$17,898	$82,816	$100,714

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$3,138
Intercompany gains on intersegment sales	174

Operating income	$3,312

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

c.	The following presents segment results of operations for the six months ended June 30, 2012 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$10,752	$34,959	$45,711
Intersegments revenues	(2,936)	-	(2,936)

Revenues from external customers	$7,816	$34,959	$42,775

Segments operating profit (loss)	$(386)	$2,842	$2,456

Segments assets	$16,585	$78,321	$94,906

The Pointer segment revenues include revenue from services in the amount of $ 27.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$2,456
Intercompany gains on intersegment sales	196

Operating income	$2,652

Segments assets	$94,906
Intercompany elimination	(1,393)

Total assets	$93,513

d.	The following presents segment results of operations for the three months ended June 30, 2013 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$6,013	$19,733	$25,746
Intersegments revenues	(2,511)	-	(2,511)

Revenues from external customers	$3,502	$19,733	$23,235

Segments operating profit	$697	$883	$1,580

Segments assets	$17,898	$82,816	$100,714

The Pointer segment revenues include revenue from services in the amount of $ 15.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$1,580
Intercompany gains on intersegment sales	187

Operating income	$1,767

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

e.	The following presents segment results of operations for the three months ended June 30, 2012 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$5,199	$17,225	$22,424
Intersegments revenues	(1,257)	-	(1,257)

Revenues from external customers	$3,942	$17,225	$21,167

Segments operating profit (loss)	$(1,093)	$2,185	$1,092

Segments assets	$16,585	$78,321	$94,906

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$1,092
Intercompany gains on intersegment sales	131

Operating income	$1,223

Segments assets	$94,906
Intercompany elimination	(1,393)

Total assets	$93,513

f.	The following presents segment results of operations for the year ended December 31, 2012:

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation and amortization expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

The Pointer segment revenues include revenue from services in the amount of $ 54.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$4,746
Intercompany losses on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285